Fair Value of Plan Assets	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Plan Assets

Note 3:Fair Value of Plan Assets

Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 specifies a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described as follows:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Investments

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the years ended December 31, 2025 and 2024. The Plan had no liabilities measured at fair value on a recurring basis. In addition, the Plan had no assets or liabilities measured at fair value on a nonrecurring basis.

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. The Plan’s investments classified as Level 1 include ArcBest Corporation stock fund - common stock, ArcBest Corporation stock fund - money market fund, mutual funds and self-directed brokerage accounts, whose underlying assets are primarily Level 1.

If quoted market prices are not available, fair values are estimated by using pricing models or discounted cash flows with inputs derived from observable market data, quoted prices of securities with similar characteristics, or audited financial statements. The Plan’s collective trust investments, which are an observable input and are included in investments measured at net asset value. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Plan has no investments classified as Level 3.

During the year ended December 31, 2025, the ArcBest Corporation stock fund was reclassified from a Level 2 investment to a Level 1 investment with common stock and money market fund presented separately. During the year ended December 31, 2024, there were no investments transferred between levels of the fair value hierarchy.

Recurring Measurements

The following table presents, for each of the fair value hierarchy levels, the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis at December 31, 2025 and 2024:

	2025
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Mutual funds	$113,457,844	$—	$—	$113,457,844
Self-directed brokerage accounts	9,977,806	—	—	9,977,806
ArcBest Corporation stock fund - common stock	3,412,517			3,412,517
ArcBest Corporation stock fund - money market fund	87,659	—	—	87,659
Total assets in fair value hierarchy	$126,935,826	$—	$—	$126,935,826

Investments measured at net asset value(a)
Collective trust funds(b)				739,116,525
Total investments at fair value				$866,052,351

	2024
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Mutual funds	$420,500,038	$—	$—	$420,500,038
Self-directed brokerage accounts	9,889,909	—	—	9,889,909
ArcBest Corporation stock fund	—	4,914,215	—	4,914,215
Total assets in fair value hierarchy	$430,389,947	$4,914,215	$—	$435,304,162

Investments measured at net asset value(a)
Collective trust funds(b)				323,287,158
Total investments at fair value				$758,591,320

(a)	Investments are measured using the NAV practical expedient, and therefore, have not been classified in the fair value hierarchy.
(b)	Funds file U.S. Department of Labor Form 5500 as a direct filing entity. Therefore, disclosure of significant investment strategy is not required. There are no unfunded commitments or significant restrictions on redemptions.